Retirement Benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Rate of increase in pensionable remuneration
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.10%	4.10%
Range of assumptions	1.00%
Range of assumptions	1.00%
Rate of increase in pensionable remuneration | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (1,975)	$ (1,576)
Rate of increase in pensionable remuneration | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 2,266	$ 1,819
Rate of increase in pensions in payment
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.60%	1.80%
Range of assumptions	1.00%
Range of assumptions	1.00%
Rate of increase in pensions in payment | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (9,541)	$ (8,304)
Rate of increase in pensions in payment | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 11,757	$ 10,104
Rate of increase in healthcare costs
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	6.10%	6.30%
Range of assumptions	1.00%
Range of assumptions	1.00%
Rate of increase in healthcare costs | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (546)	$ (410)
Rate of increase in healthcare costs | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 675	$ 496
Discount rate for pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.10%	2.90%
Range of assumptions	1.00%
Range of assumptions	1.00%
Discount rate for pension plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 18,431	$ 15,606
Discount rate for pension plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (14,155)	$ (12,078)
Discount rate for healthcare plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.20%	4.20%
Range of assumptions	1.00%
Range of assumptions	1.00%
Discount rate for healthcare plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 704	$ 536
Discount rate for healthcare plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (558)	$ (436)
Men
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average age	87 years	87 years
Range of assumptions, mortality age decrease	1 year
Range of assumptions, mortality age increase	1 year
Men | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (1,717)	$ (1,538)
Men | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 1,782	$ 1,583
Women
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average age	89 years	89 years
Range of assumptions, mortality age decrease	1 year
Range of assumptions, mortality age increase	1 year
Women | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (1,631)	$ (1,436)
Women | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 1,694	$ 1,476